Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 257,290	$ 235,983	$ 226,524
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,033	20,066	19,117
Share-based compensation	13,293	12,319	12,596
Deferred income tax (benefit) provision	(10,735)	2,720	4,687
Provision for doubtful accounts	1,991	3,487	2,688
Non-cash contribution to 401(k) plan	2,428	2,348	1,963
Other income from investment in unconsolidated entity	(3,886)
Loss (gain) on sale of property and equipment	115	(189)	(487)
Excess tax benefits from share-based compensation			(2,422)
Changes in operating assets and liabilities:
Accounts receivable	(1,676)	(26,941)	(26,121)
Inventories	(73,403)	(9,729)	(3,652)
Accounts payable and other liabilities	99,956	43,734	(11,760)
Other, net	(886)	(2,067)	(285)
Net cash provided by operating activities	306,520	281,731	222,848
Cash flows from investing activities:
Investment in unconsolidated entity	(63,600)
Capital expenditures	(17,876)	(43,577)	(23,698)
Proceeds from sale of property and equipment	168	744	760
Net cash used in investing activities	(81,308)	(42,833)	(22,938)
Cash flows from financing activities:
Net repayments under revolving credit agreement	(213,494)	(10,006)	(56,256)
Dividends on Common and Class B common stock	(164,147)	(127,604)	(98,532)
Purchase of additional ownership from non-controlling interest	(42,688)	(42,909)
Distributions to non-controlling interest	(42,831)	(38,900)	(39,754)
Repurchases of common stock to satisfy employee withholding tax obligations	(4,674)	(3,975)	(1,465)
Net repayments of other long-term obligations	(19)	(150)	(157)
Excess tax benefits from share-based compensation			2,422
Net proceeds from issuances of common stock	5,244	5,653	5,957
Proceeds from non-controlling interest for investment in unconsolidated entity	12,720
Net proceeds from the sale of Common stock	247,744
Net cash used in financing activities	(202,145)	(217,891)	(187,785)
Effect of foreign exchange rate changes on cash and cash equivalents	1,419	(226)	(1,343)
Net increase in cash and cash equivalents	24,486	20,781	10,782
Cash and cash equivalents at beginning of year	56,010	35,229	24,447
Cash and cash equivalents at end of year	$ 80,496	$ 56,010	$ 35,229